Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2012
Related Party Transactions and Balances
Related Party Transactions and Balances

11.                               Related Party Transactions and Balances

(a)                       Loans from Non-controlling Shareholder

	December 31,	December 31,
	2012	2011

Due to Dalian Jin Gang Group, the non-controlling shareholder of Sinovac Dalian — RMB 20 million	$3,230,125	$—

The loan is unsecured, bearing interest at 7.2% per year. Interest is payable monthly. The loan is repayable on March 14, 2014.

On May 21, 2012, Sinovac Dalian lent RMB 15 million to Dalian Jin Gang Group and the loan was repaid on June 1, 2012. The interest rate is 6%. The loan was unsecured.

(b)                                 The Company entered into the following transactions in the normal course of operations at the exchange amount with related parties:

	2012	2011	2010
Rent expenses incurred to Sino Bioway Biotech Group Co., Ltd (“Sino Bioway”).	$822,713	$804,565	$581,941

Sino Bioway is a non-controlling shareholder of Sinovac Beijing.

In 2004, the Company entered into two operating lease agreements with Sino Bioway with respect to Sinovac Beijing’s production plant and laboratory in Beijing, China with annual lease payments totaling $224,504 (RMB 1,398,680). The leases commenced on August 12, 2004 and have a term of 20 years. One of the lease agreements was amended on August 12, 2010 with the rent increasing from $72,647 (RMB 452,600) to $217,942 (RMB 1,357,800) per year.

In June 2007, the Company entered into another operating lease agreement with Sino Bioway, with respect to the expansion of Sinovac Beijing’s production plant in Beijing, China for an annual lease payment of $327,967 (RMB 2,043,270). The lease commenced in June 2007 and has a term of 20 years.

In September 2010, the Company entered into another operating lease agreement with Sino Bioway with respect to expansion of Sinovac R&D’s business on research and development for an annual lease payment of $138,232 (RMB 861,202). The lease commenced on September 30, 2010 and has a term of 5 years. Included in current and long-term prepaid expenses and deposits as at December 31, 2012, is $417,484 (RMB 2,600,970) (December 31, 2011, $543,965 (RMB 3,462,172)), representing prepaid lease payments made to this related party.

During 2012, 2011 and 2010, the Company incurred $252,075, $274,812, and $176,032 respectively, to directors of the Company, relating to management consulting services and director fees. Included in accounts payable and accrued liabilities as at December 31, 2012 is $31,250 (December 31, 2011 - $168,818; December 31, 2010 - $56,250).